Share-based compensation - Summary of Share Options Granted (Parenthetical) (Detail) - August 1, 2015 [Member]		12 Months Ended
	Aug. 01, 2015	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting date	1 year 8 months 2 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		58.33%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		41.67%
Share options, vesting date		1 year 8 months 2 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Mar. 31, 2017
Share options, vesting date	1 year 9 months
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date - August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		56.25%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		43.75%
Share options, vesting date		1 year 9 months
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Apr. 30, 2017
Share options, vesting date	2 years 2 months 30 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date - August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		43.75%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		56.25%
Share options, vesting date		2 years 2 months 30 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Oct. 31, 2017
Share options, vesting date	2 years 3 months 29 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date - August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		41.67%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		58.30%
Share options, vesting date		2 years 3 months 29 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Nov. 30, 2017
Share options, vesting date	2 years 8 months 2 days
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date - August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		33.67%
Share options, vesting date		Aug. 01, 2015
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		66.33%
Share options, vesting date		2 years 8 months 2 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Mar. 31, 2018
Share options, vesting date	2 years 8 months 2 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date - August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		33.67%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		66.33%
Share options, vesting date		2 years 8 months 2 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Mar. 31, 2018
Share options, vesting date	3 years 3 months 29 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		16.67%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		83.33%
Share options, vesting date		3 years 3 months 29 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Nov. 30, 2018
Share options, vesting date	3 years 8 months 2 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		14.58%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		85.42%
Share options, vesting date		3 years 5 months 1 day
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Dec. 31, 2018
Share options, vesting date	3 years 8 months 2 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		8.33%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		91.67%
Share options, vesting date		3 years 8 months 2 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		Mar. 31, 2019
Share options, vesting date	3 years 9 months 29 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		4.17%
Share options, vesting date		Aug. 01, 2015
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options, vesting percentage		95.83%
Share options, vesting date		3 years 9 months 29 days
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		May 31, 2019
Share options, vesting date	4 years	4 years
Share options, vesting period start date		Aug. 01, 2015
Share options, vesting period end date		May 31, 2019
Share options vesting period description		The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.
Share options, expiration date		Aug. 01, 2025